Net Loss Per Share (Tables)	8 Months Ended
Sep. 30, 2012
Net Loss Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following is a summary of the basic and diluted net loss per share computation for the three months ended September 30, 2012 and for the period from February 14, 2012 (date of inception) to September 30, 2012:

	Three Months Ended	For the Period from February 14, 2012 (date of inception) to
	September 30, 2012	September 30, 2012
Net loss (in thousands)	$(118)	$(153)
Weighted average common shares outstanding	48,285	27,381
Net loss per share attributable to stockholders, basic and diluted	$(2.44)	$(5.59)